Share capital and Pre-Funded Warrants - December 2024 Equity Offering (Details) - Dec. 20, 2024 $ in Thousands	USD ($) shares	$ / shares	USD ($)
Share capital and Pre-Funded Warrants
Gross proceeds	$ 40,000
Costs associated with offering	3,100
Cash costs for commissions to the agents	2,781
Professional fees and regulatory costs	$ 245
Accrued professional and regulatory fees			$ 74
Common Shares
Share capital and Pre-Funded Warrants
Equity issued in equity offering, net of transaction costs (in shares) | shares	51,420,000
Shares issued, price per share | $ / shares		$ 0.9
Pre-Funded Warrants
Share capital and Pre-Funded Warrants
Equity issued in equity offering, net of transaction costs (in shares) | shares	11,865,000
Exercise price of warrant | $ / shares		0.00001
Shares issued, price per share | $ / shares		$ 0.89999